Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net
Property, plant and equipment, at cost, net, consists of the following:

			Estimated
	December 31,		Useful Life
(in thousands)	2016	2015	In Years
Leasehold improvements	$1,125	$1,386	10
Furniture, fixtures, and equipment	4,090	4,040	2 – 10
Software	3,245	3,001	1 – 7
	8,460	8,427
Less: accumulated depreciation and amortization	6,700	5,656
Total	$1,760	$2,771